CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	₩ 110,632	₩ 79,428
Short-term financial instruments	71,000	39,500
Accounts receivables, net	59,761	32,253
Other receivables, net	8	56
Prepaid expenses	2,238	1,962
Other current financial assets	818	233
Other current assets	2,128	2,431
Total current assets	246,585	155,863
Property and equipment, net	7,695	6,663
Intangible assets, net	3,363	1,717
Deferred tax assets	3,590	7,667
Other non-current financial assets	1,324	1,770
Other non-current assets	2,815	1,745
Total non-current assets	18,787	19,562
Total assets	265,372	175,425
Liabilities
Accounts payables	52,688	37,496
Deferred revenue	13,692	10,748
Withholdings	2,851	1,764
Accrued expenses	1,365	1,175
Income tax payable	9,470	2,618
Other current liabilities	2,654	1,986
Total current liabilities	82,720	55,787
Long-term account payables	1,402	193
Long-term deferred revenue	101	98
Other non-current liabilities	3,801	3,576
Deferred tax liabilities		5
Total non-current liabilities	5,304	3,872
Total liabilities	88,024	59,659
Equity
Share capital	3,474	3,474
Capital surplus	27,110	27,128
Other components of equity	(1,045)	274
Retained earnings	147,371	84,668
Equity attributable to owners of the Parent Company	176,910	115,544
Non-controlling interest	438	222
Total equity	177,348	115,766
Total liabilities and equity	₩ 265,372	₩ 175,425